Related Party Transactions - Receivable from (Payable to) Related Parties (Details) - CAD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [line items]
Termination payment	$ 2,800	$ 2,800
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Amounts receivable (payable), related party transactions		$ (79)	$ 439